Borrowings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended		5 Months Ended	10 Months Ended	11 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	10 Months Ended			8 Months Ended	1 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Apr. 07, 2010	Apr. 08, 2010	May 28, 2010	Oct. 26, 2010	Dec. 06, 2010	Nov. 30, 2014	Jul. 08, 2011	Dec. 29, 2011	Nov. 08, 2011	Nov. 11, 2014	Nov. 13, 2014	Aug. 20, 2013	Feb. 06, 2014	Jul. 18, 2014	Dec. 31, 2013	Nov. 13, 2013
Debt Instrument [Line Items]
Line of credit facility remaining borrowing capacity		$ 65,954
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Debt Instrument Face Amount	60,000																	610,000
Fixed rate																		8.125%
Redemption price of senior notes percentage of principal amount	103.25%
Proceeds from the sale of the 2021 Notes	59,598
Terms of conversion		The 2021 Co-Issuers have the option to redeem the 2021 Notes in whole or in part, at any time (i) before November 15, 2016, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after November 15, 2016, at a fixed price of 106.094% of the principal amount, which price declines ratably until it reaches par in 2019, plus accrued and unpaid interest, if any. At any time before November 15, 2016, the 2021 Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2021 Notes with the net proceeds of an equity offering at 108.125% of the principal amount of the 2021 Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the aggregate principal amount of the Existing Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2021 Co-Issuers to repurchase some or all of the 2021 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Amount outstanding		670,000															610,000
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Line of credit facility issuance date			Apr. 07, 2010
Line of credit facility maximum borrowing capacity			150,000
Number of loan tranches			6
Amount of each tranche			$ 25,000 per each tranche
Interest rate description			LIBOR
Interest rate percentage			2.50%
Payment terms			Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment of each tranche started six months after the delivery date of the respective vessel which that tranche financed.
Amount outstanding		128,250															137,250
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Line of credit facility issuance date				Apr. 08, 2010
Line of credit facility maximum borrowing capacity				75,000
Number of loan tranches				3
Amount of each tranche				$ 25,000 per each tranche
Interest rate description				LIBOR
Interest rate percentage				2.50%
Payment terms				Each of the tranches is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,000 to be repaid on the last repayment date. The repayment date of each tranche started six months after the delivery date of the respective vessel which that tranche finances.
Amount outstanding		69,750															74,250
Line of credit facility remaining borrowing capacity		0
DVB Bank S.E. and ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Line of credit facility issuance date					May 28, 2010
Line of credit facility maximum borrowing capacity					52,000
Number of loan tranches					2
Amount of each tranche					$ 26,000 per each tranche
Interest rate description					LIBOR
Interest rate percentage					2.75%
Payment terms					Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel. On December 29, 2011, Navios Acquisition prepaid $2,500 in relation to an amendment to its credit facility. After the prepayment, the outstanding amount under each tranche is repayable in five quarterly installments of $198 each, 13 equal quarterly installments of $448 each, with a final balloon payment of $15,241 to be repaid on the last repayment date. On December 31, 2012, Navios Acquisition prepaid $500 in relation to an amendment to its credit facility. On November 13, 2014, the Company prepaid an amount of $18,379 which was the entire amount outstanding under one of the two tranches using a portion of the proceeds received from Navios Midstream's IPO. The outstanding balance is repayable in six quarterly installments of $448 each, with final balloon payment of $15,241 to be repaid on the last repayment date.
Amount outstanding		17,931															39,448
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Line of credit facility issuance date						Oct. 26, 2010
Line of credit facility maximum borrowing capacity						52,200
Number of loan tranches						2
Amount of each tranche						Two tranches of $ 26,100 and $ 25,500, respectively
Interest rate description						LIBOR plus (i) 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps
Payment terms						Each tranche of the facility is repayable in 32 quarterly installments of $345 and $337, respectively, with a final balloon payment of $15,060 and $14,716, respectively, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel.
Amount outstanding		43,753															46,482
Amount drawn down under credit facility						51,600
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Line of credit facility issuance date							Dec. 06, 2010
Line of credit facility maximum borrowing capacity							52,000
Number of loan tranches							2
Amount of each tranche							$ 23,100 per each tranche
Interest rate description							LIBOR
Interest rate percentage							3.00%
Payment terms							Each tranche of the facility is repayable in 32 equal quarterly installments of $306 each with a final balloon payment of $13,308, to be repaid on the last repayment date. The repayment of each tranche started three months after the delivery date of the respective vessel.
Amount outstanding		40,998															43,446
Amount drawn down under credit facility							46,200
ABN AMRO Bank N.V
Debt Instrument [Line Items]
Line of credit facility issuance date									Jul. 08, 2011
Line of credit facility maximum borrowing capacity									55,100
Number of loan tranches									2
Interest rate description									LIBOR
Interest rate percentage									3.25%
Amount repaid								35,722
Amount outstanding		0															41,336
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Line of credit facility issuance date										Dec. 29, 2011
Line of credit facility maximum borrowing capacity										28,125
Interest rate description										LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Payment terms										The facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the vessel.
Amount outstanding		24,971															24,971
Line of credit facility remaining borrowing capacity		3,154
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Line of credit facility issuance date										Dec. 29, 2011
Line of credit facility maximum borrowing capacity										56,250
Number of loan tranches										2
Amount of each tranche										$ 28,125 per each tranche
Interest rate description										LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Payment terms										Each tranche of the facility is repayable in 32 quarterly installments of $391 each with a final balloon payment of $15,625 to be repaid on the last repayment date. The repayment starts three months after the delivery of the respective vessel.
Amount outstanding		55,078															49,943
Navios Holdings Credit Facility
Debt Instrument [Line Items]
Line of credit facility issuance date											Nov. 08, 2011
Line of credit facility maximum borrowing capacity											40,000
Interest rate description											LIBOR
Interest rate percentage											3.00%
Amount outstanding		0
Line of credit facility remaining borrowing capacity		40,000
Arrangement fee											400
Line of credit facility maturity date											Dec. 31, 2014
Navios Holdings Credit Facility
Debt Instrument [Line Items]
Line of credit facility issuance date												Nov. 11, 2014
Line of credit facility maximum borrowing capacity												200,000
Interest rate percentage												6.00%
Amount drawn down under credit facility													169,650
Arrangement fee												4,000
Line of credit facility maturity date												Dec. 29, 2014
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Line of credit facility issuance date														Aug. 20, 2013
Line of credit facility maximum borrowing capacity														40,300
Number of loan tranches														2
Amount of each tranche														$ 20,150 per each tranche
Interest rate description														LIBOR
Interest rate percentage														3.20%
Payment terms														Each tranche of the facility is repayable in 28 quarterly installments of $315 with a final balloon payment of $11,334 to be paid on the last repayment date.
Amount outstanding		37,152															39,670
HSH Nordbank AG $51,000
Debt Instrument [Line Items]
Line of credit facility issuance date															Feb. 06, 2014
Line of credit facility maximum borrowing capacity															51,000
Number of loan tranches															2
Amount of each tranche															$ 25,500 per each tranche
Interest rate description															LIBOR
Interest rate percentage															3.10%
Amount repaid								48,600
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Line of credit facility issuance date																Jul. 18, 2014
Line of credit facility maximum borrowing capacity																132,413
Number of loan tranches																8
Interest rate description																The first three tranches of the facility bear interest at LIBOR plus 325 bps per annum and the fourth through eighth tranches bear interest at LIBOR plus 310 bps per annum.
Payment terms																Each tranche of the facility is repayable in 20 equal quarterly installments of between approximately $344 and $387, each with a final balloon repayment of the balance to be repaid on the last repayment date. On November 13, 2014, the Company prepaid an amount of $29,610 which was the entire amount outstanding under two of the tranches.
Amount outstanding		74,639															0
Line of credit facility remaining borrowing capacity		22,800
Amount drawn down under credit facility		$ 74,639
Line of credit facility maturity date																Jan. 08, 2020